REVENUES - BY TIMING OF RECOGNITION OF REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 14,600	$ 19,430	$ 29,143	$ 38,835
Revenue	18,083	23,050	36,027	45,957
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,946	10,417	9,952	20,906
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	9,654	9,013	19,191	17,929
Asset management
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,107	1,416	2,232	2,679
Revenue	2,429	2,633	4,413	5,170
Asset management | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	301	411	569	806
Asset management | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	806	1,005	1,663	1,873
Infrastructure
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,944	4,568	9,804	9,186
Revenue	5,737	5,246	11,362	10,525
Infrastructure | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0	0
Infrastructure | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,944	4,568	9,804	9,186
Private Equity and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,240	11,301	12,444	22,664
Revenue	6,964	12,128	13,941	24,295
Private Equity and Other | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,279	9,457	8,594	19,046
Private Equity and Other | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,961	1,844	3,850	3,618
Real Estate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	545	702	1,176	1,369
Revenue	1,007	1,393	2,471	2,721
Real Estate | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	293	454	670	872
Real Estate | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	252	248	506	497
Renewable Power and Transition
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,764	1,443	3,487	2,937
Revenue	1,853	1,549	3,699	3,084
Renewable Power and Transition | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	73	95	119	182
Renewable Power and Transition | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 1,691	$ 1,348	$ 3,368	$ 2,755